Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Voting common stock, par value $0.0001 per share
Amount Registered | shares	5,522,551
Proposed Maximum Offering Price per Unit	2.20
Maximum Aggregate Offering Price	$ 12,149,612.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,677.86
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant's voting common stock as quoted on The Nasdaq Capital Market on July 14, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).